Note 8 - Stockholders' Equity (Details) - Option Activity Under All Plans (USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Note 8 - Stockholders' Equity (Details) - Option Activity Under All Plans [Line Items]
Balance	677,097	1,475,191	865,433	837,304
Balance	5,655,989	3,935,895	3,854,171	3,381,738
Balance (in Dollars per share)	$ 2.06	$ 2.43	$ 2.53	$ 2.59
Shares reserved		1,000,000	750,000	750,000
Options granted	(1,753,500)	(671,150)	(899,400)
Options granted	1,753,500	671,150	899,400
Options granted (in Dollars per share)	$ 1.02	$ 1.53	$ 2.13
Options exercised		(10,518)	(163,438)
Options exercised (in Dollars per share)		$ 1.31	$ 2.01
Options forfeited	33,406	578,908	263,529
Options forfeited	(33,406)	(578,908)	(263,529)
Options forfeited (in Dollars per share)	$ 2.49	$ 2.22	$ 2.86
Restricted Stock [Member]
Note 8 - Stockholders' Equity (Details) - Option Activity Under All Plans [Line Items]
Restricted stock awards granted	(78,000)	(48,000)	(86,000)	0